11 Greenway Plaza, Suite 1000 Houston, TX 77046 invesco.com

July 29, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

AIM Sector Funds (Invesco Sector Funds)

CIK 0000725781

1933 Act Registration No. 002-85905

1940 Act Registration No. 811-03826

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information facing sheet, preliminary notice of a special joint meeting of shareholders, proxy statement and forms of proxy cards to be furnished to the shareholders of the Trust in connection with a meeting of shareholders scheduled to be held on November 10, 2022.

Please send all copies of all correspondence with respect to this filing to the undersigned or contact me at (212) 652-4208 or Taylor.Edwards@invesco.com.

Very truly yours,

/s/ Taylor V. Edwards
Taylor V. Edwards Assistant General Counsel